BALANCE SHEETS (USD $)	Jul. 31, 2012	Jul. 31, 2011
Current assets:
Cash	$ 259	$ 10,856
Prepaid expenses	0	2,500
Total current assets	259	13,356
Other Assets
Mining Claims	0	0
Website software	0	10,573
Total Other Assets	0	10,573
Total assets	259	23,929
Current liabilities:
Accounts payable and accrued expense	11,484	7,895
Related party loans	3,771	0
Note payable	35,000	0
Convertible Notes Payable	9,250	0
Total current liabilities	59,505	7,895
Long-term liabilities:
Convertible Notes Payable	0	45,000
Total long-term liabilities	0	45,000
Total liabilities	59,505	52,895
STOCKHOLDERS' EQUITY
Common stock, $.001 par value, 133,333,334 authorized, 68,201,843 and 6,391,730 shares issued and outstanding	6,392	68,201
Capital in excess of par value	5,194,550	5,034,241
Stock subscription payable	0	50,000
Deficit accumulated during the development stage	(5,260,188)	(5,181,408)
Total stockholders' equity	(59,246)	(28,966)
Total liabilities and stockholders' deficit	$ 259	$ 23,929